Inventories, net (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Bunkering marine oil	$7,627,129	$9,667,559